Document and Entity Information	Nov. 08, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001628171
Document Type	8-K/A
Document Period End Date	Nov. 08, 2023
Entity Registrant Name	Revolution Medicines, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39219
Entity Tax Identification Number	47-2029180
Entity Address, Address Line One	700 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	650
Local Phone Number	481-6801
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RVMD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the “Original 8-K”) filed by Revolution Medicines, Inc., a Delaware corporation (“Revolution Medicines”), on November 9, 2023, reporting under Item 2.01 the completion of its previously announced acquisition (the “Acquisition”) of EQRx, Inc., a Delaware corporation (“EQRx”). Under Item 9.01 of the Original 8-K, Revolution Medicines stated that pro forma financial statements would be filed by amendment no later than 71 days following the date that the Original 8-K was required to be filed. No other changes have been made to the Original 8-K.